Commitments and Contingencies - Schedule of Minimum Guarantees Relating to Service, Majority Relate to Minimum Royalty Payments Associated with License Agreements for the use of Licensed Content (Details) - EUR (€)
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Minimum Royalty Payments Associated With License Agreements [Line Items]
Minimum royalty payments associated with license agreements	€ 1,040,000,000	€ 700,000,000	€ 1,695,000,000
Not Later Than One Year
Disclosure Of Minimum Royalty Payments Associated With License Agreements [Line Items]
Minimum royalty payments associated with license agreements	657,000,000	548,000,000	1,060,000,000
Later Than One Year But Not More Than 5 Years
Disclosure Of Minimum Royalty Payments Associated With License Agreements [Line Items]
Minimum royalty payments associated with license agreements	€ 383,000,000	€ 152,000,000	€ 635,000,000